Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party balances and transactions
Schedule of repayments for construction to related parties

	December 31,
	2020		2019		2018
ICA Constructora de Infraestructura, S.A. de C.V. (1)	Ps.	7,964	Ps.	178,977	Ps.	28,363
ICA Constructora, S.A. de C.V. (1)		90,204		—		6,859
Autovía Golfo Centro, S.A. de C.V. (1)		110,312		—		—
VCD Construcción y Desarrollo, S.A.P.I. de C. V. (1)		5,729		3,012		3,125
	Ps.	214,209	Ps.	181,989	Ps.	38,347

Schedule of accounts payable with related parties

	December 31,
Payable:	2020		2019		2018
Servicios de Tecnología Aeroportuaria, S.A. de C.V. (SETA) (1)	Ps.	—	Ps.	80,504	Ps.	140,294
Operadora Nacional Hispana, S.A. de C.V.(1)		5,928		2,527		6,900
VCD Construcción y Desarrollo, S.A.P.I. de C.V.(1)		5,772		5,335		5,947
ICA Ingeniería S. A. de C. V.(1)		367		1,177		367
Actica Sistemas, S. de R.L. de C.V.(1)		3,971		3,972		5,588
Autovía Golfo Centro S.A. de C.V.		16,442		—		—
GGA Capital, S.A.P.I. de C.V.(1)		117,845		75,950		61,250
ICA Constructora de Infraestructura, S.A. de C.V.(1)		—		16,652		5,222
ICA Constructora, S. A. de C. V. (1)		16,564		—		—
Grupo ICA Constructora. S.A. de C.V.(1)		794		794		—
Grupo Hotelero Santa Fe, S. A. de C. V. (1)		21		604		634
	Ps.	167,704	Ps.	187,515	Ps.	226,202
(1)	Affiliated company

Schedule of principal transactions with related parties performed in the normal course of business

	Year ended December 31,
	2020		2019		2018
Capital Expenditures:
Industrial warehouse	Ps.	100,194	Ps.	43,599	Ps.	94,938
Financial Leases:
Building		6,323		5,269
Expenses:
Payments from technical assistance received		81,164		150,108		172,610
Administrative services		35,450		43,196		69,887
Maintenance		2,705		1,887		226
Interests		5,365		4,507		5,037
Revenues:
Revenues from Leases		—		72		258
Concessioned Assets
Improvements and Major maintenance		564,563		553,405		359,736